Note 15 - Regulatory Restrictions (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	63 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 14, 2013
Note 15 - Regulatory Restrictions (Details) [Line Items]
Reserves Required by Federal Reserve Bank		$ 6.8	$ 7.4
Percent of Common Stock			10.00%
Pursuant to Regulatory Clearance [Member] | One Investor [Member]
Note 15 - Regulatory Restrictions (Details) [Line Items]
Maximum Ownership of Stock				24.99%
One Investor [Member]
Note 15 - Regulatory Restrictions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	196,635
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	9.90%
Maximum Ownership of Stock		10.00%
Emerald Bank [Member]
Note 15 - Regulatory Restrictions (Details) [Line Items]
Nonperforming Assets Sold		5.8
Middlefield Banking Company [Member]
Note 15 - Regulatory Restrictions (Details) [Line Items]
Amount Available for Payment of Dividends			$ 10.2